CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Share capital Property option payments shares	Share capital IPO USD ($) shares	Share capital CAD ($) shares	Share capital USD ($) shares	Other reserves CAD ($)	Other reserves. USD ($)	AOCI CAD ($)	AOCI USD ($)	Deficit CAD ($)	Deficit USD ($)	CAD ($) shares	USD ($) shares
Balance beginning at Apr. 20, 2020
Balance beginning (in shares) at Apr. 20, 2020 | shares
Share issuance costs			$ (9,838)								(9,838)
Value assigned to share options and warrants vested					2,100,550						2,100,550
Currency translation adjustments											(12,203)
Loss for the year											(2,070,249)
Balance ending at Dec. 31, 2020			$ 3,674,258	$ 2,703,053	2,100,550	$ 1,624,053	(12,203)	$ 122,511	(2,070,249)	$ (1,550,355)	$ 3,692,356	$ 2,899,262
Balance ending (in shares) at Dec. 31, 2020 | shares			9,512,000	9,512,000							9,512,000	9,512,000
Shares issued				$ 11,702								$ 11,702
Shares issued (in shares) | shares	5,000
Currency translation adjustments								21,461			$ 6,084	21,461
Loss for the year										(401,105)	(502,779)	(401,105)
Balance ending at Dec. 31, 2021			$ 3,689,258	$ 2,714,755	$ 2,100,550	1,624,053	$ (6,119)	143,972	$ (2,573,028)	(1,951,460)	$ 3,210,661	$ 2,531,320
Balance ending (in shares) at Dec. 31, 2021 | shares			9,517,000	9,517,000							9,517,000	9,517,000
Shares issued		$ 15,019,000
Shares issued (in shares) | shares		3,754,750
Share issuance costs				$ (1,403,797)		238,217						$ (1,165,580)
Value assigned to share options and warrants vested						182,422						182,422
Currency translation adjustments								(718,921)				(718,921)
Loss for the year										(1,068,391)		(1,068,391)
Balance ending at Dec. 31, 2022				$ 16,329,958		$ 2,044,692		$ (574,949)		$ (3,019,851)		$ 14,779,850
Balance ending (in shares) at Dec. 31, 2022 | shares											13,271,750	13,271,750